Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of loss per share
	For the Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss	(2,573,254)	(5,021,174)	(9,638,979)
Accretion on convertible redeemable preferred shares to redemption value	(981,233)	(2,576,935)	(13,667,291)
Accretion on redeemable non-controlling interests to redemption value	—	—	(63,297)
Net loss attributable to non-controlling interests	36,938	36,440	41,705
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(3,517,549)	(7,561,669)	(23,327,862)
Denominator:
Weighted-average number of ordinary shares outstanding — basic and diluted	16,697,527	21,801,525	332,153,211
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(210.66)	(346.84)	(70.23)